Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net (Loss) Income (4) ($ thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	$7,314,211	$6,543,925	$2,790,743	$2,529,608	$21.13	$(77,424)
2023	$6,111,883	$6,379,295	$1,819,522	$1,836,461	$24.40	$(219,710)
2022	$4,292,242	$(588,622)	$1,662,966	$164,883	$34.66	$35,379

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Brunn for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2024, Blaine Davis, Metin Kurtoglu, M.D., Ph.D., and Christopher Jewell, Ph.D.; for 2023, Blaine Davis, Peter G. Traber, M.D., Lloyd Johnston, Ph.D., Metin Kurtoglu, M.D., Ph.D., and Christopher Jewell, Ph.D.; and for 2022, Blaine Davis, Kevin Tan, Peter G. Traber, M.D., Takashi Kei Kishimoto, Ph.D. and Lloyd Johnston, Ph.D.
PEO Total Compensation Amount	$ 7,314,211	$ 6,111,883	$ 4,292,242
PEO Actually Paid Compensation Amount	$ 6,543,925	6,379,295	(588,622)
Adjustment To PEO Compensation, Footnote	The table below describes the adjustments, each of which is required by SEC rules, to calculate Compensation Actually Paid amounts from the Summary Compensation Total:

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2024	PEO	$7,314,211	$(6,209,780)	$5,439,494	$—	$—	$—	$—	$6,543,925
	Non-PEO NEOs Average	$2,790,743	$(2,105,182)	$1,844,047	$—	$—	$—	$—	$2,529,608
2023	PEO	$6,111,883	$(1,443,222)	$—	$1,768,318	$—	$(57,684)	$—	$6,379,295
	Non-PEO NEOs Average	$1,819,522	$(310,158)	$—	$379,350	$—	$(52,253)	$—	$1,836,461
2022	PEO	$4,292,242	$(3,377,578)	$934,511	$—	$(1,415,406)	$(1,022,391)	$—	$(588,622)
	Non-PEO NEOs Average	$1,662,966	$(1,163,216)	$414,344	$—	$(322,827)	$(196,484)	$(229,900)	$164,883

Non-PEO NEO Average Total Compensation Amount	$ 2,790,743	1,819,522	1,662,966
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,529,608	1,836,461	164,883
Adjustment to Non-PEO NEO Compensation Footnote	The table below describes the adjustments, each of which is required by SEC rules, to calculate Compensation Actually Paid amounts from the Summary Compensation Total:

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2024	PEO	$7,314,211	$(6,209,780)	$5,439,494	$—	$—	$—	$—	$6,543,925
	Non-PEO NEOs Average	$2,790,743	$(2,105,182)	$1,844,047	$—	$—	$—	$—	$2,529,608
2023	PEO	$6,111,883	$(1,443,222)	$—	$1,768,318	$—	$(57,684)	$—	$6,379,295
	Non-PEO NEOs Average	$1,819,522	$(310,158)	$—	$379,350	$—	$(52,253)	$—	$1,836,461
2022	PEO	$4,292,242	$(3,377,578)	$934,511	$—	$(1,415,406)	$(1,022,391)	$—	$(588,622)
	Non-PEO NEOs Average	$1,662,966	$(1,163,216)	$414,344	$—	$(322,827)	$(196,484)	$(229,900)	$164,883

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 21.13	24.40	34.66
Net Income (Loss)	$ (77,424,000)	$ (219,710,000)	$ 35,379,000
PEO Name	Dr. Brunn	Dr. Brunn	Dr. Brunn
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we must annually disclose in our proxy statement the relationship between our performance and the “compensation actually paid” to our Principal Executive Officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Non-PEO NEOs”).
	Total Shareholder Return for each year reflects what the cumulative value of $100 would be if such amount were invested into our Company for that applicable year on December 31, 2021.Net (loss) or income as reported in our consolidated statements of operations and comprehensive (loss) income in our Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,209,780)	$ (1,443,222)	$ (3,377,578)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,439,494	0	934,511
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,415,406)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,768,318	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(57,684)	(1,022,391)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,105,182)	(310,158)	(1,163,216)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,844,047	0	414,344
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(322,827)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	379,350	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(52,253)	(196,484)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (229,900)